LOANS AND BORROWINGS - Particulars of secured long-term loans and borrowings (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Secured long-term loans and borrowings
Early repayment if STT Communications Ltd. ceases to directly or indirectly own, the percentage of equity interests of STT GDC Pte. Ltd.	50.10%	50.10%
Early repayment if STT GDC PTe. Ltd. ceases to own and control, the percentage of equity interest in the Company	30.00%	30.00%
Early repayment if STT GDC PTe. Ltd. ceases to own and control, the percentage of issued share capital	25.00%	25.00%
Early repayment if STT GDC PTe. Ltd. ceases to own and control, directly or indirectly, the percentage of equity interest in the Company	30.00%	30.00%
Early repayment if STT GDC PTe. Ltd. power to cast, or control the casting of voting in meeting, the percentage of equity interest in the Company	25.00%	25.00%
Financial covenants, fails to repay any financial indebtedness in an aggregate amount	$ 4,500	¥ 50,000
Minimum
Secured long-term loans and borrowings
Term of credit facility	1 year
Maximum
Secured long-term loans and borrowings
Term of credit facility	13 years
The Company and GDS Investment
Secured long-term loans and borrowings
Early repayment requirement, cease control of certain affiliate, percentage	100.00%	100.00%
William Wei Huang, Director and CEO of the Company
Secured long-term loans and borrowings
Early repayment requirement, cease control of certain affiliate, percentage	99.90%	99.90%
GDS Beijing, GDS Suzhou, and Relevant Borrowing Subsidiaries
Secured long-term loans and borrowings
Early repayment if cease to own and control percentage of the equity interest in the borrowing subsidiaries	100.00%	100.00%